NATURE OF OPERATIONS BASIS OF PRESENTATION GOING CONCERN AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	3 Months Ended				6 Months Ended		12 Months Ended
	Oct. 31, 2022	Jul. 31, 2022	Oct. 31, 2021	Jul. 31, 2021	Oct. 31, 2022	Oct. 31, 2021	Apr. 30, 2022	Apr. 30, 2021	Oct. 20, 2022	Sep. 15, 2022	Aug. 26, 2022	Apr. 29, 2022	Apr. 22, 2022	Jan. 05, 2022	Nov. 03, 2020	Oct. 30, 2019	Feb. 15, 2019	Aug. 23, 2018
Common Stock, Par Value	$ 0.001				$ 0.001		$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001							$ 0.001
Working capital deficit	$ 12,426,060				$ 12,426,060		$ (4,186,155)
Accumulated deficit	(38,217,948)				(38,217,948)		(30,662,481)	$ (28,992,782)
Accounts receivable							3,802
Cash balances in financial institutions	250,000				250,000		250,000
Insured amounts accounts							$ 425,000
Preferred stock shares authorized																		50,000,000
Accumulated deficit	(38,217,948)				(38,217,948)
Revenue from Football	502				9,180
Cost of goods sold	0				7,365
Net cash used in operating activities					$ 1,996,576
Additional short term financing description					Company announced that it had signed two Common Stock Purchase Agreements in the amount of $2,500,000 each or $5,000,000 combined.		Form 1-A Regulation A Offering Statement was qualified by the Securities and Exchange Commission (“SEC”) for the sale of up to 125,000,000 shares of our $0.001 par value common stock at an initial price of $0.021 per share or up to $2,6250,000 of gross proceeds. The price was subsequently amended to reduce the price to $0.0168 per share. There is no minimum number of shares
Net loss	1,554,594	$ (3,721,594)	$ (183,065)	$ (560,924)	$ (2,167,000)	$ (743,989)	$ (1,669,699)	(185,381)
Net cash used in operating activities					(1,996,576)	(188,004)	(780,693)	(213,518)
Stockholders' deficit	$ (11,596,090)				$ (11,596,090)		(3,658,915)
General and administrative expenses			$ 37,374			$ 73,277
Authorized shares reclassified as derivative liabilities	2,000,000,000				2,000,000,000
Potential shares converted into common stocks										5,398,781,090
Authorized shares										2,000,000,000
Convertible shares										4,339,234,474
Initial value of conversion option liability, amount										$ 3,004,560
Initial value of warrant derivative liability, amount										$ 4,565,329
Gain from the change in fair value of conversion option liability	$ 1,033,263				$ 1,033,263
Gain from the change in fair value of warrant derivative , amount	$ 1,605,672				$ 1,605,672
Convertible, authorized shares limit										2,000,000,000
Football equipments							$ 518,133	$ 57,223				$ 10,910	$ 450,000
Note payable for football equipment													$ 30,000
Common stock, shares authorized	2,000,000,000				2,000,000,000		950,000,000	950,000,000			2,000,000,000
Amendment Description					The registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the registration statement shall become effective on such date as the Commission, acting pursuant to Section 8(a) may determine.
Certificate of Incorporation [Member]
Amendment Description							Form 10-K, the Company had received $1,747,300 of gross proceeds from the sale of 86,180,949 shares of our $0.001 par value common stock. Included in the above amount are $40,000 of gross proceeds from the sale of 1,904,761 shares of our common stock that have not been processed by the transfer agent due to technical document issues.
Minimums [Member]
Common stock, shares authorized														600,000,000	450,000,000	300,000,000	200,000,000
Estimated useful life							1 year
Maximums [Member]
Common stock, shares authorized														950,000,000	600,000,000	450,000,000	300,000,000
Estimated useful life							7 years